Pensions and Other Postretirement Benefits (Defined Contribution and Other Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer's contributions	$ 22	$ 19	$ 18